dividends per share	6 Months Ended
Jun. 30, 2026
dividends per share
dividends per share
13	dividends per share
(a)	TELUS Corporation Common Share dividends declared

Six-month periods ended June 30
(millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2026
Quarter 1 dividend	Mar. 11, 2026	$0.4184	Apr. 1, 2026	$653
Quarter 2 dividend	Jun. 10, 2026	0.4184	July 2, 2026	659
		$0.8368		$1,312
2025
Quarter 1 dividend	Mar. 11, 2025	$0.4023	Apr. 1, 2025	$610
Quarter 2 dividend	Jun. 10, 2025	0.4163	July 2, 2025	634
		$0.8186		$1,244

On July 30, 2026, our Board of Directors declared a quarterly dividend of $0.1875 per share on issued and outstanding TELUS Corporation Common Shares payable on October 1, 2026, to holders of record at the close of business on September 10, 2026. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on September 10, 2026.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. At our discretion, under the plan, we may offer TELUS Corporation Common Shares at a discount of up to 5% from the market price. During the three-month and six-month periods ended June 30, 2026, eligible shareholders who participated in the plan elected to reinvest dividends declared of $201 million (2025 - $212 million) and $405 million (2025 - $403 million), respectively.